PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
NOTE 6 – PROPERTY AND EQUIPMENT

A summary of property and equipment at December 31 follows:

	2020	2019
	(In thousands)
Land and land improvements	$17,083	$17,478
Buildings	57,208	57,363
Equipment	72,542	71,194
	146,833	146,035
Accumulated depreciation and amortization	(110,706)	(107,624)
Property and equipment, net	$36,127	$38,411

Depreciation expense was $5.3 million, $5.2 million and $5.1 million in 2020, 2019 and 2018, respectively.